Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income
Financial assets at fair value through other comprehensive income and at amortized cost	₩ 14,027,418	₩ 13,943,159	₩ 14,878,516
Financial assets at fair value through profit or loss	696,812	830,837	828,846
Interest income	14,724,230	14,773,996	15,707,362
Interest expense	(3,954,905)	(4,891,296)	(5,969,398)
Net interest income	10,769,325	9,882,700	9,737,964
Net fees and commission income
Fee and commission expense	(1,464,888)	(1,431,541)	(1,416,494)
Fee and commission income	4,139,885	3,814,474	3,557,013
Net fees and commission income	2,674,997	2,382,933	2,140,519
Net insurance loss
Insurance income	6,484,523	7,247,753	7,569,425
Insurance expenses	(7,259,909)	(7,851,685)	(8,066,351)
Net insurance expenses	(775,386)	(603,932)	(496,926)
Dividend income	124,531	97,956	82,158
Net gain (loss) on financial instruments designated at fair value through profit or loss	(88,301)	198,239	(846,046)
Net gain on financial instruments at fair value through profit or loss	1,103,631	272,830	1,385,482
Net gain (loss) on financial instruments at fair value through profit or loss (overlay approach)	43,003	(136,255)	(247,585)
Net gain on foreign currency transaction	222,819	526,615	440,948
Net gain on disposal of securities at fair value through other comprehensive income	85,596	273,793	152,278
Net gain (loss) on disposal of securities at amortized cost	(319)	(25)	66
Provision for allowance for credit loss	(974,685)	(1,382,179)	(980,692)
General and administrative expense	(5,743,088)	(5,212,473)	(5,134,674)
Other operating expenses, net	(1,490,027)	(1,370,466)	(1,187,242)
Operating income	5,952,096	4,929,736	5,046,250
Equity method income (Note 15)	158,600	159,533	53,287
Other non-operating income (expense), net (Note 40)	(527,032)	(335,398)	(188,029)
Profit before income taxes	5,583,664	4,753,871	4,911,508
Income tax expense	1,471,036	1,255,795	1,269,124
Profit for the year	4,112,628	3,498,076	3,642,384
Items that are or may be reclassified to profit or loss:
Gain (loss) on securities at fair value through other comprehensive income	(879,671)	(86,784)	352,085
Gain (Loss) on financial instruments at fair value through profit or loss (overlay approach) (Note 9)	(20,098)	90,298	162,967
Equity in other comprehensive income (loss) of associates	2,748	(3,318)	3,302
Foreign currency translation adjustments for foreign operations	252,308	(161,365)	105,771
Net change in unrealized fair value of cash flow hedges	21,700	(14,460)	(18,589)
Other comprehensive income (loss) of separate account	(41,273)	3,884	10,427
Items that are or may be reclassified to profit or loss	(664,286)	(171,745)	615,963
Items that will never be reclassified to profit or loss:
Remeasurements of the defined benefit liability	43,277	15,812	(54,644)
Equity in other comprehensive loss of associates	(2)	(10)	(8)
Valuation gain on securities at fair value through other comprehensive income	35,441	6,841	18,885
Loss on disposal of securities at fair value through other comprehensive income	(29,421)	(27,826)	(5,861)
Changes in own credit risk on financial liabilities designated at fair value through profit or loss	(2,798)	3,084	(8,425)
Items that will never be reclassified to profit or loss	46,497	(2,099)	(50,053)
Total other comprehensive income (loss), net of income tax	(617,789)	(173,844)	565,910
Total comprehensive income (Loss)	3,494,839	3,324,232	4,208,294
Profit for the year attributable to:
Equity holders of Shinhan Financial Group Co., Ltd. (Notes 29 and 42)	4,019,254	3,414,595	3,403,497
Non-controlling interest	93,374	83,481	238,887
Total comprehensive income attributable to:
Equity holders of Shinhan Financial Group Co., Ltd.	3,402,925	3,242,745	3,890,701
Non-controlling interest	₩ 91,914	₩ 81,487	₩ 317,593
Earnings per share: (Notes 29 and 42)
Basic and diluted earnings per share in won	7,308	6,654	7,000